Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

9. Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income before income taxes is as follows:

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands, except percentage)
Loss from non-China operations	$(145,244)	$(148,862)	$(1,076)
Income from China operations	648,026	569,517	606,672
Total income before income tax expenses	$502,782	$420,655	$605,596
Income tax expenses applicable to non-China operations	$45,441	$22,671	$43,867
Income tax expenses applicable to China operations	99,846	87,879	100,654
Total income tax expenses	$145,287	$110,550	$144,521
Effective tax rate for China operations	15.4%	15.4%	16.6%
Effective tax rate for the Group	28.9%	26.3%	23.9%

The Group generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. The Group’s loss from non-China operations primarily included stock-based compensation, fair value changes through earnings on investments, investment-related impairment and provision and interest expenses recorded by the Group’s non-China entities. The substantial majority of these items were recognized by the Group’s non-China entities in the Cayman Islands. For the years ended December 31, 2023, 2024 and 2025, the Group’s non-China operations mainly recognized US$43.7 million, US$22.1 million and US$41.9 million of withholding tax in connection with the earnings of the WFOE and the Group’s other WFOE entities, which have been and are expected to be remitted to Weibo HK to fund the demand for U.S. dollars in business operations and potential investments, etc.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate. Hong Kong does not impose a withholding tax on dividends. For the years ended December 31, 2024 and 2025, Weibo HK recorded income tax expenses of US$22.1 million and US$43.6 million, respectively, including withholding taxes accrued related to earnings of the Group’s WFOE entities.

9. Income Taxes (Continued)

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprise”, “key software enterprise” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was granted the HNTE status for the fiscal years from 2020 to 2025, which entitled the qualified entity a preferential tax rate of 15% in 2023, 2024 and 2025. Its qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for Weibo Technology to continue enjoying the preferential tax treatment. In addition, a few of the Group’s other PRC entities are also qualified as an HNTE, and currently enjoy the respective preferential tax treatments.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC (“STA”) announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020. The deadline for enjoying this preferential R&D deduction policy was extended to December 31, 2023 as announced in March 2021 by STA. In March 2023, the STA announced that enterprises engaging in research and development activities would be entitled to claim 200% of their research and development expenses as R&D Deduction since January 1, 2023.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25%.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006 and subsequent amendments, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE).

9. Income Taxes (Continued)

China (Continued)

The operations of the Group’s WFOE entities in China are substantially invested and held by Weibo HK. If the Company is regarded as a PRC non-resident enterprise and Weibo HK is regarded as a PRC resident enterprise, Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. Under such circumstances, if Weibo HK is deemed to be a “PRC resident enterprise”, the dividends distributed from Weibo Technology and its other WFOE entities to Weibo HK is not subject to dividend withholding tax. Also, Weibo HK would be subject to PRC enterprise income tax on at a rate of 25%. If the Company and Weibo HK is regarded as a PRC non-resident enterprise and subject to specific conditions, Weibo Technology and Weibo HK’s other WFOE entities may be allowed to pay a 5% withholding tax for any dividends payable to Weibo HK. For the years ended December 31, 2023 and 2024, Weibo HK accrued withholding tax of US$43.7 million, and US$22.1 million on retained earnings generated by Weibo Technology in certain years prior to 2023 and 2023, as well as in 2024, respectively. For the year ended December 31, 2025, the management revisited the Group’s reinvestment plan and expanded the distribution scope from Weibo Technology to all WFOEs under Weibo HK and Weibo HK accrued withholding tax of US$41.9 million in respect of retained earnings generated by Weibo Technology in 2025 and cumulative retained earnings from its other WFOE entities up to 2025. These WFOE entities’ earnings have been and are expected to be remitted to Weibo HK to fund its demand on US dollars in business operations and potential investments, etc. Weibo HK received cash dividend of US$406.1 million and US$401.6 million from Weibo Technology, including withholding tax of US$20.5 million and US$20.1 million in connection with the dividend paid directly to the tax authority for the years ended December 31, 2023 and 2024, respectively. As of December 31, 2024 and December 31, 2025, the Group had a total undistributed PRC earnings of RMB20.3 billion and RMB17.7 billion, respectively, which are expected to be indefinitely reinvested in the Group’s business for the foreseeable future.

Composition of income tax expense

The following table sets forth current and deferred portion of income tax expense of the Group:

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Current income tax expense	$121,249	$92,823	$88,647
Deferred tax expense	24,038	17,727	55,874
Income tax expense	$145,287	$110,550	$144,521

9. Income Taxes (Continued)

Reconciliation of the PRC statutory tax rate to the effective tax rate for the Group

The following table sets forth reconciliation between the PRC statutory EIT rate of 25% and the effective tax rate for the Group:

	Year Ended December 31,
	2023	2024
PRC Statutory EIT rate(1)	25.0%	25.0%
Effect on tax holiday and preferential tax treatment	(9.5)%	(11.0)%
Research and development super-deduction	(4.4)%	(5.3)%
Non-deductible expenses and non-taxable income and others	(3.5)%	(1.0)%
Change in valuation allowance	5.0%	4.4%
Effect of PRC withholding tax	8.7%	5.2%
Tax rate difference from statutory rate in other jurisdictions	7.6%	9.0%
Effective tax rate for the Group	28.9%	26.3%

	Year Ended December 31, 2025
	(In US$ thousands, except percentages)
PRC Statutory EIT rate(1)	$151,399	25.0%
Foreign Tax Effects
Cayman	14,766	2.4%
Hong Kong	(12,915)	(2.1)%
Other foreign jurisdictions	310	0.1%
Changes in Valuation Allowances	6,278	1.0%
Nontaxable and Nondeductible Items
Effect on tax holiday and preferential tax treatment	(37,011)	(6.1)%
Research and development tax credits	(18,172)	(3.0)%
Investment-related gain	(6,608)	(1.1)%
Other	1,696	0.3%
Changes in Unrecognized Tax Benefits
Stock-based compensation	(646)	(0.1)%
Other Adjustments
Effect of PRC withholding tax	41,897	6.9%
Other Adjustments	3,527	0.6%
Effective tax rate for the Group	$144,521	23.9%
(1)	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

The provision for income taxes for China operations for the years ended December 31, 2023, 2024 and 2025 differs from the amounts computed by applying the statutory EIT rate primarily due to the preferential tax treatments described above enjoyed by the WFOE, Weibo Technology, during the periods presented. Weibo Technology enjoyed a tax reduction of US$42.2 million, US$38.0 million and US$30.9 million for the HNTE status in 2023, 2024 and 2025, respectively. Furthermore, the WFOE and other qualified entities in the Group recognized tax benefits of research and development super-deduction of US$22.2 million, US$22.3 million and US$18.2 million in 2023, 2024 and 2025, respectively. If the Group assessed that the benefits were more-likely-than-not to be sustained in the corresponding year, it would accordingly recognize the tax benefits. The aggregate preferential tax treatments benefited by the Group during the three-year period ended December 31, 2025 amounting to US$48.0 million, US$46.3 million and US$37.0 million, resulted in an effect of US$0.20, US$0.20 and US$0.15 on basic net income per share in 2023, 2024 and 2025, respectively.

9. Income Taxes (Continued)

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of December 31,
	2024	2025

	(In US$ thousands)
Deferred tax assets:
Net operating loss carry forwards	$53,713	$60,196
Investment-related impairment	55,730	62,100
Depreciation, accounts receivable, accrued and other liabilities	78,202	73,809
Valuation allowance	(147,678)	(153,956)
Net deferred tax assets	$39,967	$42,149

Deferred tax liabilities:
Acquired intangible assets	$21,283	$19,462
Depreciation	1,541	1,591
Unrealized investment-related gain	12,171	30,155
Withholding tax	25,422	67,369
Others	635	725
Total deferred tax liabilities	$61,052	$119,302

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. The valuation allowance on deferred tax assets as of December 31, 2024 and 2025 was US$147.7 million and US$154.0 million, respectively. The valuation allowance primarily relates to credit loss and investment impairment charges, as well as net operating loss carry forwards for the accumulated losses incurred by certain subsidiaries in the Group. Historically, deferred tax assets were valued using the tax rate applicable to each entity for China operations. Net operating loss carry forwards for China operations as of December 31, 2025 will expire, if unused, in the years ending December 31, 2026 through December 31, 2030.

Uncertain tax position

Except for the lag recognition of preferential tax treatment of stock based related deduction, the Group did not record any liability or decrease in deferred tax asset related to uncertain tax positions as of December 31, 2024 and 2025, and thus, no interest and penalties related to uncertain tax positions were recorded.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2021 through 2025 remain subject to the review by the relevant PRC tax authorities.